Bank Loans (Tables)	12 Months Ended
Dec. 31, 2014
Bank Loans [Abstract]
Schedule of bank loans
	December 31,
	2013	2014
Bank of China Limited, New York Branch	$50,000	$50,000
Bank of China (Hong Kong) Limited	150,703	96,585
Nanyang Commercial Bank, Ltd.	80,000	80,000
Hongkong and Shanghai Banking Corporation Limited	195,000	30,625

Total bank loans	475,703	257,210
Less: Non-current portion	(215,703)	(197,585)

Current portion	$260,000	$59,625